Fees Summary	May 16, 2025
Fees Summary [Line Items]
Narrative Disclosure

The amended prospectus to which this Exhibit is attached is an amendment of the final prospectus for the related offering. This amendment decreases the maximum aggregate offering price for such offering by $200,000.